Income Taxes	6 Months Ended
Jun. 30, 2014
Income Taxes
Income Taxes

4. Income Taxes

        The Predecessor's effective tax rate for the period beginning January 1, 2014, and ending May 13, 2014 increased to 35.0% as compared to 25.1% for the six months ended June 30, 2013. The effective tax rate for the period beginning January 1, 2014, and ending May 13, 2014 was impacted by minor permanent items and interest accrued on uncertain tax positions and IRS audit adjustments. Our effective tax rate for the six months ended June 30, 2013 was impacted by a $9.9 million interest refund allocation from AIG related to IRS audit adjustments, which had a beneficial impact to our effective tax rate and was discretely recorded for the six months ended June 30, 2013. The successor's effective tax rate for the period beginning May 14, 2014 and ending June 30, 2014, was 22.0%. The decrease in our effective tax rate for the Successor period was primarily due to the effect of the Reorganization, where certain of our earnings are now being taxed at the lower Irish income tax rate. See Note 3 AerCap Transaction for further information on the implications of the AerCap Transaction.